Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA PARTNERS FUNDS GROUP
Prospectus Date	rr_ProspectusDate	May 01, 2016
Supplement [Text Block]	tpfgi_SupplementTextBlock

TRANSAMERICA PARTNERS FUNDS GROUP

Supplement to the Currently Effective Prospectuses and Summary Prospectuses dated May 1, 2016

* * *

Transamerica Partners Government Money Market

The following sentence is added as the first sentence of the “Principal Investment Strategies” section of the Prospectuses and Summary Prospectuses:

The fund invests in securities through an underlying master fund having the same investment goals and strategies.

Investors Should Retain this Supplement for Future Reference

July 29, 2016

Transamerica Partners Government Money Market
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tpfgi_SupplementTextBlock

TRANSAMERICA PARTNERS FUNDS GROUP

Supplement to the Currently Effective Prospectuses and Summary Prospectuses dated May 1, 2016

* * *

Transamerica Partners Government Money Market

The following sentence is added as the first sentence of the “Principal Investment Strategies” section of the Prospectuses and Summary Prospectuses:

The fund invests in securities through an underlying master fund having the same investment goals and strategies.

Investors Should Retain this Supplement for Future Reference

July 29, 2016